Goodwill and Identifiable Intangible Assets - Schedule of Expected Amortization Expense (Detail) - Successor [Member] - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2015	$ 40.0
2015		$ 81.6
2016	79.9	81.6
2017	79.6	81.1
2018	79.6	81.0
2019	$ 79.6	$ 81.0